Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts Receivable, Net
Accounts receivable–net as of March 31, 2022 and December 31, 2021, consists of the following (in thousands):

	March 31, 2022	December 31, 2021
Accounts receivable	$80,907	$82,584
Allowance for doubtful accounts and sales reserves	(4,161)	(3,791)

Accounts receivable—net	$76,746	$78,793

Accounts receivable–net as of December 31, 2021 and 2020, consists of the following (in thousands):

	December 31,
	2021	2020
Accounts receivable	$82,584	$78,331
Allowance for doubtful accounts and sales reserves	(3,791)	(4,224)

Accounts receivable–net	$78,793	$74,107

Schedule of Changes to the Allowance for Doubtful Accounts and Sales Reserves
Changes to the allowance for doubtful accounts and sales reserves during the three months ended March 31, 2022 and 2021, consists of the following (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Balance at beginning of period	$3,791	$4,224
Charges to bad debt and sales reserves	1,232	1,066
Write-offs, net	(862)	(1,359)

Balance at end of period	$4,161	$3,931

Changes to the allowance for doubtful accounts and sales reserves during the years ended December 31, 2021 2020 and 2019, consists of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of period	$4,224	$3,970	$3,024
Charges to bad debt and sales reserves	3,634	3,814	3,113
Write-offs, net	(4,067)	(3,560)	(2,167)

Balance at end of period	$3,791	$4,224	$3,970